FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07876
                                   ------------

                           TEMPLETON CHINA WORLD FUND
                       ------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500
                                                    ---------------

Date of fiscal year end:   8/31
                         ---------

Date of reporting period:  11/30/09
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton China World Fund

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                      COUNTRY      SHARES/UNITS       VALUE
                                                                  --------------   ------------   -------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 97.1%
       AIR FREIGHT & LOGISTICS 0.2%
       Sinotrans Ltd., H                                               China         8,192,000    $   2,124,676
                                                                                                  -------------
       AUTO COMPONENTS 1.6%
       Cheng Shin Rubber Industry Co. Ltd.                             Taiwan        6,728,065       15,173,889
                                                                                                  -------------
       AUTOMOBILES 4.1%
       Chongqing Changan Automobile Co. Ltd., B                        China         7,243,424        7,122,059
       Denway Motors Ltd.                                              China         6,148,000        3,776,135
       Dongfeng Motor Corp., H                                         China        13,179,478       20,237,268
       Great Wall Motor Co. Ltd., H                                    China         3,151,038        3,740,660
       Jiangling Motors Corp. Ltd., B                                  China         2,485,695        4,230,574
                                                                                                  -------------
                                                                                                     39,106,696
                                                                                                  -------------
       BEVERAGES 0.3%
       Yantai Changyu Pioneer Wine Co. Ltd., B                         China           358,600        2,776,312
                                                                                                  -------------
       CHEMICALS 0.3%
(a, b) Yingde Gases Group Co. Ltd., 144A                             Hong Kong       2,826,000        2,917,218
                                                                                                  -------------
       COMMERCIAL BANKS 11.2%
       Bank of China Ltd., H                                           China        65,172,000       36,749,310
   (a) Bank of China Ltd., H, 144A                                     China         8,165,000        4,604,096
       BOC Hong Kong (Holdings) Ltd.                                   China         4,659,000       10,688,855
       China Construction Bank Corp., H                                China        31,198,000       27,776,821
(a, b) China Minsheng Banking Corp. Ltd., 144A                         China         4,780,000        5,409,214
       Industrial and Commercial Bank of China Ltd., H                 China        25,705,000       21,725,291
                                                                                                  -------------
                                                                                                    106,953,587
                                                                                                  -------------
       COMMUNICATIONS EQUIPMENT 0.9%
       AAC Acoustic Technologies Holdings Inc.                         China         1,078,000        1,505,056
       D-Link Corp.                                                    Taiwan        3,259,260        3,275,943
       ZTE Corp., H                                                    China           737,475        4,177,520
                                                                                                  -------------
                                                                                                      8,958,519
                                                                                                  -------------
       COMPUTERS & PERIPHERALS 3.4%
       Asustek Computer Inc.                                           Taiwan        9,824,395       19,475,069
       LITE-ON IT Corp.                                                Taiwan        9,796,076        8,964,921
       Lite-On Technology Corp.                                        Taiwan          489,715          654,776
       Simplo Technology Co. Ltd.                                      Taiwan          552,000        2,936,808
                                                                                                  -------------
                                                                                                     32,031,574
                                                                                                  -------------
       CONSTRUCTION MATERIALS 0.4%
       Asia Cement China Holdings Corp.                                China         3,755,000        2,141,603
       Huaxin Cement Co. Ltd., B                                       China           882,458        1,959,939
                                                                                                  -------------
                                                                                                      4,101,542
                                                                                                  -------------
       DISTRIBUTORS 2.5%
       China Resources Enterprise Ltd.                               Hong Kong       5,108,000       15,983,406
       Dah Chong Hong Holdings Ltd.                                  Hong Kong      14,011,563        6,273,686
       Sichuan Xinhua Winshare Chainstore Co. Ltd.                     China         2,521,000        1,044,202
                                                                                                  -------------
                                                                                                     23,301,294
                                                                                                  -------------
       DIVERSIFIED TELECOMMUNICATION SERVICES 0.5%
       China Telecom Corp. Ltd., H                                     China         2,195,833          971,852
       China Unicom (Hong Kong) Ltd.                                   China         2,572,168        3,458,388
                                                                                                  -------------
                                                                                                      4,430,240
                                                                                                  -------------

     Quarterly Statement of Investments   See Notes to Statements of Investments

       ELECTRIC UTILITIES 1.9%
       Cheung Kong Infrastructure Holdings Ltd.                      Hong Kong       4,923,548       18,265,128
                                                                                                  -------------
       ELECTRICAL EQUIPMENT 0.3%
       Dongfang Electric Co. Ltd., H                                   China           452,200    $   2,374,825
                                                                                                  -------------
       ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.9%
   (b) China Security & Surveillance Technology Inc.               United States       442,100        2,665,863
       Hon Hai Precision Industry Co. Ltd.                             Taiwan          987,000        4,164,170
       Synnex Technology International Corp.                           Taiwan        5,654,477       11,349,299
                                                                                                  -------------
                                                                                                     18,179,332
                                                                                                  -------------
       ENERGY EQUIPMENT & SERVICES 0.1%
       Anhui Tianda Oil Pipe Co. Ltd., H                               China         1,083,000          626,056
                                                                                                  -------------
       FOOD & STAPLES RETAILING 7.3%
       Beijing Jingkelong Co. Ltd., H                                  China         3,165,571        2,287,425
       Dairy Farm International Holdings Ltd.                        Hong Kong      10,248,576       60,671,570
       President Chain Store Corp.                                     Taiwan        2,908,259        6,811,650
                                                                                                  -------------
                                                                                                     69,770,645
                                                                                                  -------------
       FOOD PRODUCTS 2.9%
       China Foods Ltd.                                                China         9,352,000        7,723,091
       China Yurun Food Group Ltd.                                     China         2,378,000        5,830,048
       People's Food Holdings Ltd.                                     China         3,602,000        1,548,380
(a, b) Shenguan Holdings Group Ltd., 144A                              China        12,646,000        8,322,045
       Uni-President Enterprises Corp.                                 Taiwan        1,205,741        1,410,158
   (b) Xiwang Sugar Holdings Co. Ltd.                                Hong Kong      12,114,439        2,891,890
                                                                                                  -------------
                                                                                                     27,725,612
                                                                                                  -------------
       HOTELS, RESTAURANTS & LEISURE 0.2%
       NagaCorp Ltd.                                                  Cambodia      17,658,548        2,050,710
                                                                                                  -------------
       INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 2.5%
       Datang International Power Generation Co. Ltd., H               China        28,322,640       12,462,203
       Guangdong Electric Power Development Co. Ltd., B                China         8,576,259        5,090,523
       Huaneng Power International Inc., H                             China         9,838,776        6,144,593
                                                                                                  -------------
                                                                                                     23,697,319
                                                                                                  -------------
       INDUSTRIAL CONGLOMERATES 2.5%
       Hutchison Whampoa Ltd.                                        Hong Kong         224,000        1,514,558
       Shanghai Industrial Holdings Ltd.                               China         4,532,253       22,690,945
                                                                                                  -------------
                                                                                                     24,205,503
                                                                                                  -------------
       INSURANCE 2.5%
       China Life Insurance Co. Ltd., H                                China         4,755,000       23,806,138
                                                                                                  -------------
       INTERNET SOFTWARE & SERVICES 0.5%
   (b) Sohu.com Inc.                                                   China            86,975        4,849,726
                                                                                                  -------------
       IT SERVICES 0.3%
       Travelsky Technology Ltd., H                                    China         3,281,294        3,082,359
                                                                                                  -------------
       LEISURE EQUIPMENT & PRODUCTS 0.2%
       Yorkey Optical International Cayman Ltd.                        China         7,933,000        1,637,812
                                                                                                  -------------
       MACHINERY 1.1%
       China International Marine Containers (Group) Co. Ltd., B       China           172,040          197,794
       Lonking Holdings Ltd.                                           China        11,978,000        7,465,143
   (b) Sany Heavy Equipment International Holdings Co. Ltd.            China         1,308,000        1,259,080
       Shin Zu Shing Co. Ltd.                                          Taiwan          264,616        1,227,241
       Zhongde Waste Technology AG                                    Germany           36,266          646,820
                                                                                                  -------------
                                                                                                     10,796,078
                                                                                                  -------------
       MARINE 1.2%
       China Shipping Development Co. Ltd., H                          China         5,236,000        7,688,624

       Sinotrans Shipping Ltd.                                       Hong Kong       7,893,500    $   3,666,729
                                                                                                  -------------
                                                                                                     11,355,353
                                                                                                  -------------
       MEDIA 0.1%
   (b) Next Media Ltd.                                               Hong Kong       3,778,000          516,743
                                                                                                  -------------
       METALS & MINING 3.2%
       Angang Steel Co. Ltd., H                                        China         9,288,000       18,744,146
       China Molybdenum Co. Ltd., H                                    China         1,106,000          916,214
   (b) China Zhongwang Holdings Ltd.                                   China         1,301,200        1,218,954
       Jiangxi Copper Co. Ltd., H                                      China         3,646,000        9,305,713
                                                                                                  -------------
                                                                                                     30,185,027
                                                                                                  -------------
       OFFICE ELECTRONICS 0.1%
   (b) Kinpo Electronics Inc.                                          Taiwan        2,372,201          640,240
                                                                                                  -------------
       OIL, GAS & CONSUMABLE FUELS 27.1%
       China Coal Energy Co., H                                        China         7,355,000       12,470,525
       China Petroleum and Chemical Corp., H                           China        67,285,395       55,999,896
       China Shenhua Energy Co. Ltd., H                                China         8,344,500       40,808,087
       CNOOC Ltd.                                                      China        41,286,000       63,608,307
       PetroChina Co. Ltd., H                                          China        42,819,903       53,042,455
       Yanzhou Coal Mining Co. Ltd., H                                 China        16,214,000       32,303,098
                                                                                                  -------------
                                                                                                    258,232,368
                                                                                                  -------------
       PHARMACEUTICALS 0.3%
       Tong Ren Tang Technologies Co. Ltd., H                          China         1,602,000        3,075,900
                                                                                                  -------------
       REAL ESTATE MANAGEMENT & DEVELOPMENT 3.9%
       Agile Property Holdings Ltd.                                    China         2,424,000        3,340,493
       Cheung Kong (Holdings) Ltd.                                   Hong Kong         651,690        8,190,430
       Hopewell Holdings Ltd.                                        Hong Kong       5,935,500       18,725,908
       Soho China Ltd.                                                 China        12,582,645        6,770,406
                                                                                                  -------------
                                                                                                     37,027,237
                                                                                                  -------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.1%
       MediaTek Inc.                                                   Taiwan          467,062        7,346,066
       Taiwan Semiconductor Manufacturing Co. Ltd.                     Taiwan       16,845,330       31,929,569
                                                                                                  -------------
                                                                                                     39,275,635
                                                                                                  -------------
       SOFTWARE 0.3%
   (b) Shanda Interactive Entertainment Ltd., ADR                      China            64,900        3,234,616
                                                                                                  -------------
       SPECIALTY RETAIL 0.9%
   (b) GOME Electrical Appliances Holdings Ltd.                      Hong Kong      18,580,880        7,024,907
   (b) I.T Ltd.                                                      Hong Kong       8,311,264        1,190,411
                                                                                                  -------------
                                                                                                      8,215,318
                                                                                                  -------------
       TEXTILES, APPAREL & LUXURY GOODS 0.6%
       Anta Sports Products Ltd.                                       China         1,970,855        2,919,465
   (b) Victory City International Holdings Ltd.                      Hong Kong       8,586,022        1,307,316
       Weiqiao Textile Co. Ltd., H                                     China         2,130,500        1,451,517
                                                                                                  -------------
                                                                                                      5,678,298
                                                                                                  -------------
       TRANSPORTATION INFRASTRUCTURE 1.4%
       Cosco Pacific Ltd.                                              China         6,254,610        8,716,271
       Hopewell Highway Infrastructure Ltd.                          Hong Kong         335,550          198,303
       Rickmers Maritime (Trust Units)                               Singapore       3,742,000          959,730
       Sichuan Expressway Co. Ltd., H                                  China         6,340,000        3,231,417
                                                                                                  -------------
                                                                                                     13,105,721
                                                                                                  -------------
       WIRELESS TELECOMMUNICATION SERVICES 4.3%
       China Mobile Ltd.                                               China         4,341,770       40,673,368
                                                                                                  -------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
          (COST $572,922,894)                                                                       924,158,614
                                                                                                  -------------

       SHORT TERM INVESTMENTS (COST $30,498,825) 3.2%
       MONEY MARKET FUNDS 3.2%
   (c) Institutional Fiduciary Trust Money Market Portfolio,
          0.00%                                                    United States    30,498,825    $  30,498,825
                                                                                                  -------------
       TOTAL INVESTMENTS (COST $603,421,719) 100.3%                                                 954,657,439
       OTHER ASSETS, LESS LIABILITIES (0.3)%                                                         (3,163,270)
                                                                                                  -------------
       NET ASSETS 100.0%                                                                          $ 951,494,169
                                                                                                  =============

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2009, the aggregate value of these securities was $21,252,573, representing 2.23% of net assets.

(b)  Non-income producing.

(c) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

SELECTED PORTFOLIO

ADR   American Depository Receipt

Templeton China World Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At November 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                          $ 606,555,887
                                             -------------
Unrealized appreciation                      $ 376,627,085
Unrealized depreciation                        (28,525,533)
                                             -------------
Net unrealized appreciation (depreciation)   $ 348,101,552
                                             =============

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At November 30, 2009, all of the Fund's investments in securities carried at fair value were in Level 1 inputs. For detailed country descriptions, see the accompanying Statement of Investments.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through January 22, 2010, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND


By /s/LAURA F. FERGERSON
  --------------------------------
    Laura F. Fergerson
    Chief Executive Officer -
    Finance and Administration
Date January 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  --------------------------------
    Laura F. Fergerson
    Chief Executive Officer -
    Finance and Administration
Date January 27, 2010


By  /s/MARK H. OTANI
 ----------------------------------
      Mark H. Otani
      Chief Financial Officer and
      Chief Accounting Officer
Date  January 27, 2010